Transactions with Related Parties	6 Months Ended
Jun. 30, 2024
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

Details of the Company’s transactions with related parties are discussed in Note 3 of the consolidated financial statements for the year ended December 31, 2023, included in the Company’s 2023 Annual Report on Form 20-F filed with the SEC on April 2, 2024, and are supplemented by the below new activities within the period.

Related parties transaction incurred during the six-month period ended June 30, 2024

Management Agreements:

Master Management Agreement

For the six-month periods ended June 30, 2024 and 2023, management fees charged from Seanergy amounted to $474 and $298, respectively, and are presented under “Management fees- related party” in the accompanying unaudited interim condensed consolidated statement of operations. As of June 30, 2024 and December 31, 2023, the balance due to Seanergy amounted to $5,252 and $252, respectively, and is included in “Due to related parties” in the accompanying condensed consolidated balance sheets.

Technical Management Agreements

In relation to the technical management, Seanergy Shipmanagement Corp. (“Seanergy Shipmanagement”) is responsible for arranging (directly or by subcontracting) for the crewing of the vessels, the day-to-day operations, inspections, maintenance, repairs, drydocking, purchasing, insurance and claims handling. On March 15, 2024, the vessel owning company of the Goodship entered into a new management agreement with Seanergy Shipmanagement by terminating the previous agreement for a fixed management fee of $14.

For the six-month periods ended June 30, 2024 and 2023, management fees charged from Seanergy Shipmanagement amounted to $410 and $265, respectively, and are presented under “Management fees- related party” in the accompanying unaudited interim condensed statements of operations. As of June 30, 2024 and December 31, 2023, the balance due to Seanergy Shipmanagement amounted to $609 and $198, respectively, and is included in “Due to related parties” in the accompanying condensed consolidated balance sheets.

Commercial Management Agreements

For the six-month periods ended June 30, 2024 and 2023, fees charged under the commercial management agreements amounted to $176 and $136 and are included in “Vessels revenue, net” in the accompanying unaudited interim condensed statement of operations.

For the six-month periods ended June 30, 2024, no fees were charged in relation to sale and purchase services. For the six-month period ended June 30, 2023, an amount of  $509 was charged in relation to purchase services and is presented in “Vessels, net” (Note 5) and “Right-of-use asset” (Note 6).

As of June 30, 2024 and December 31, 2023, balance to and balance from Seanergy Management amounted to $34 and $142 and is included in “Due to related parties” and “Due from related parties”, respectively, in the accompanying condensed consolidated balance sheets.

On March 27, 2024, the Compensation Committee of the Company granted 65,000 shares to certain of the Company’s service providers (Note 14).